Summary of Significant Accounting Policies - Rental Revenue Related to Above and Below Market Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ (173,896)	$ (176,796)	$ (494,115)	$ (416,559)	$ (581,693)	$ (244,327)
Amortization of below market leases	35,120	23,511	82,143	54,534	78,045	30,697
Amortization of above and below market leases	(20,710)	(36,933)	(83,556)	(110,071)	136,370	97,037
Above market leases
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ (55,830)	$ (60,444)	$ (165,699)	$ (164,605)	$ 214,415	$ 127,734